Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001853513
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Mister Car Wash, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40542
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	615-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false